Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (5,969,348)	$ 1,051,539	$ 3,397,743
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	33,904	28,518	25,496
Amortization of right-of-use assets	141,986	115,979	95,449
Allowance for expected credit loss	2,839,907	170,643
Impairment of long-term investment	256,420
Share-based compensation	72,223	48,603	50,137
Unrealized gain from foreign exchange forward contract		(468,919)
Interest income from loan business	(832,724)	(236,556)
Unrealized gain from available-for-sale investments	23,464	8,138
Change in operating assets and liabilities:
Receivables from customers	434,315	263,840	(2,550,987)
Loans receivable from customers	(99,054)	3,348,289	(3,855,220)
Receivables from customers – related party	1,554,623	(179,562)	(1,523,259)
Receivables from broker-dealers and clearing organizations	(7,983,468)	(780,485)	(859,053)
Securities owned, at fair value	417,190	1,702,194	(1,453,660)
Other assets	245,047	677	140,566
Payable to customers	587,492	6,701,853	298,172
Payables to holders of structured notes	(6,139,179)	6,139,179
Payables to customers – related party			(56,215)
Accrued expenses and other liabilities	(54,194)	12,483	357,681
Income tax recoverable and payable	146,103	(63,692)	5,869
Lease liabilities	(145,928)	(104,277)	(104,170)
Net cash provided by (used in) operating activities	(14,471,221)	17,758,444	(6,031,451)
Cash flows from investing activities:
Purchases of fixed assets	(3,234)	(6,063)	(86,443)
Purchase of long-term investment in equity investees	(1,900,000)	(1,747,784)	(256,420)
Deposits for long-term investment	(500,000)
Payments for acquisition of net asset under common control		(500,000)
Payments of deposits for acquisition of net asset under common control			(200,000)
Loans made to third parties			(5,000,000)
Collection of loans from third parties		5,000,000
Originated loans disbursements to customers	(6,958,431)	(4,026,340)
Investment in available-for-sale investment			(1,000,000)
Net cash used in investing activities	(9,361,665)	(1,280,187)	(6,542,863)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost			22,650,871
Proceeds from issuance of common shares pursuant to a private placement, net of issuance cost		4,389,992
Payments for repurchase of warrants			(150,000)
Net cash provided by financing activities		4,389,992	22,500,871
Net changes in cash, cash equivalents and restricted cash	(23,832,886)	20,868,249	9,926,557
Cash, cash equivalents and restricted cash, beginning of year	38,697,093	17,845,893	7,956,759
Effect of exchange rates on cash, cash equivalents and restricted cash	310,729	(17,049)	(37,423)
Cash, cash equivalents and restricted cash, end of year	15,174,936	38,697,093	17,845,893
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	12,227,380	25,919,945	15,966,421
Restricted cash	2,947,556	12,777,148	1,879,472
Total cash, cash equivalents, and restricted cash	15,174,936	38,697,093	17,845,893
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	327,975	28,510	9,858
Accrual of repurchase of warrants			150,000
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes, net of refunds	$ 713		$ 25,652